Financial Assets and Financial Liabilities - VTB Facilities - Additional Information (Detail) ₽ in Millions, € in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 377,411	₽ 408,955
Finance income	600	34,056	₽ 633
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	247,419	257,195
Russian rubles [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 99,411	73,416
Russian rubles [member] | VTB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.80%
Russian rubles [member] | VTB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.80%
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 44,725	54,857
U.S. dollars [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	27,256	7,573
U.S. dollars [member] | Pre-export facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	0	7
Euro [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	85,267	96,903
Euro [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 66,145	74,794
Euro [member] | VTB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.30%
Euro [member] | VTB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.00%
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Finance income		12,101
Fines and penalties waived		9,878
VTB facilities [member] | VTB Euro-denominated [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		66,368		€ 897
VTB facilities [member] | Pre-export facility [member]
Disclosure of detailed information about borrowings [line items]
Finance income		12,854
VTB facilities [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
Payment obligation	₽ 30,000
VTB facilities [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 99,411	73,416
VTB facilities [member] | Russian rubles [member] | VTB Euro-denominated [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		66,368
VTB facilities [member] | Russian rubles [member] | Pre-export facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		63,844
VTB facilities [member] | Russian rubles [member] | Other Purposes [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		2,524
VTB facilities [member] | Russian rubles [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings	1.50%
VTB facilities [member] | U.S. dollars [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 27,256	₽ 7,573
Borrowings interest rate	9.00%
VTB facilities [member] | Euro [member] | VTB Euro-denominated [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings | €				€ 897
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings		5.50%		5.50%
Borrowings, interest rate basis		1M EURIBOR
VTB facilities [member] | Euro [member] | Pre-export facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings | €				€ 864
VTB facilities [member] | Euro [member] | Other Purposes [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings | €				€ 33